REVENUE - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 53.6
Remaining performance obligations, period	5 years
Not later than one year [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 9.9